Equity - Additional Information (Detail)									8 Months Ended	12 Months Ended
	Nov. 17, 2022 MXN ($) $ / shares	May 16, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) $ / shares shares	Sep. 28, 2021 MXN ($)	Sep. 14, 2021 MXN ($) $ / shares	May 28, 2021 MXN ($)	[1]	Apr. 27, 2021 MXN ($) $ / shares shares	Sep. 30, 2022 MXN ($) shares	Dec. 31, 2022 MXN ($) Director Member Vote shares	Dec. 31, 2021 MXN ($) shares	Dec. 31, 2020 MXN ($) shares	Jul. 01, 2020 MXN ($)
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members										20.00%
Dividend payment per share | $ / shares	$ 7.20	$ 7.20	$ 14.40
Dividend payment	$ 3,637,998,000	$ 3,675,745,000
Total dividend payment amount			$ 7,313,743,000							$ 7,313,743,000
Canceled Reserve for repurchase of shares			2,031,782,000					$ 1,550,000,000					$ 1,550,000,000
Reserve for repurchase of shares			2,000,000,000		$ 2,000,000,000					2,499,473,000	$ 5,531,292,000	$ 3,283,374,000
Retained earnings			1,558,475,000							9,187,597,000	13,925,091,000	11,908,891,000
Capital reduction per share | $ / shares					$ 7.80			$ 3.823095061582
Capital reduction				$ 4,014,701,000		$ 2,000,000,000					6,014,701,000
Capitalization of retained earnings			$ 8,027,155,000
Capital stock										$ 8,197,536,000	$ 170,381,000	$ 6,185,082,000
Cpital stock, shares | shares										512,301,577	525,575,547	561,000,000
Cancellation of repurchase of shares, shares | shares			13,273,970					35,424,453
Description of legal reserves										General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos)
Legal reserve										$ 34,076,000	$ 1,592,551,000	$ 1,592,551,000
Percentage of legal reserve			20.00%							0.42%	934.70%	25.70%
Maximum amount of repurchase shares										$ 2,499,473,000
Repurchase of shares									$ 1,999,987,000	(1,999,987,000)	$ (3,000,037,000)
Remaining Shares on repurchased										$ 499,486,000
Number of shares repurchased | shares									7,024,113
Non-Mexican and individual shareholders [Member]
Disclosure Of Equity [Line Items]
Additional income tax on dividend										10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares			$ 2,000,000,000					$ 3,000,000,000					$ 1,550,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock										15.00%
Number of directors | Director										4
Capital stock										$ 1,229,630,000	$ 25,558,000	$ 927,763,000
Cpital stock, shares | shares										76,845,237	78,836,332	84,150,000
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote										1
Maximum percentage of common stock										10.00%
Percentage of not having voting rights										10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock										10.00%
Number of directors | Director										11
Percentage of voting rights										10.00%
Right to appoint members number | Member										7
Number of members elected to the board of directors at a Shareholders' Meeting | Member										1
Capital stock										$ 6,967,906,000	$ 144,823,000	$ 5,257,319,000
Cpital stock, shares | shares										435,456,340	446,739,215	476,850,000
Class I [member]
Disclosure Of Equity [Line Items]
Capital stock			$ 8,197,536,000
Cpital stock, shares | shares			512,301,577

[1]	3.823095061582